Expenses by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 2,720	¥ 2,539	¥ 2,562
Welfare, medical and other expenses	519	491	566
Share-based compensation expenses	669	596	670
Contribution to pension plans	219	193	192
Employee benefits expense	¥ 4,127	¥ 3,819	¥ 3,990